Quarterly Holdings Report
for
Fidelity® Puritan® Fund
May 31, 2022
PUR-NPRT3-0722
1.800346.118
Common Stocks - 64.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	2,102,100	107,817
Entertainment - 0.3%
Electronic Arts, Inc.	77,880	10,798
Endeavor Group Holdings, Inc. (a)	1,326,322	30,134
Live Nation Entertainment, Inc. (a)	63,365	6,023
LiveOne, Inc. (a)(b)(c)	6,726,442	5,650
Netflix, Inc. (a)	189,300	37,375
		89,980
Interactive Media & Services - 4.4%
Alphabet, Inc. Class C (a)	474,695	1,082,675
Meta Platforms, Inc. Class A (a)	1,143,985	221,521
Snap, Inc. Class A (a)	327,667	4,623
Twitter, Inc. (a)	410,600	16,260
		1,325,079
Media - 0.3%
Charter Communications, Inc. Class A (a)	176,300	89,372
Liberty Media Corp. Liberty Formula One Group Series C (a)	99,245	6,182
Vice Holding, Inc. (d)	1,498,461	0
		95,554
TOTAL COMMUNICATION SERVICES		1,618,430
CONSUMER DISCRETIONARY - 6.0%
Automobiles - 0.0%
Ford Motor Co.	683,826	9,355
Neutron Holdings, Inc. (a)(d)(e)	4,168,198	120
		9,475
Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. Class A (a)	871,454	105,333
Booking Holdings, Inc. (a)	15,418	34,591
Chipotle Mexican Grill, Inc. (a)	5,174	7,257
Compass Group PLC	4,543,882	101,857
Hilton Worldwide Holdings, Inc.	1,803,400	254,027
Marriott International, Inc. Class A	1,570,823	269,522
Penn National Gaming, Inc. (a)	428,206	13,685
		786,272
Household Durables - 0.1%
Blu Investments LLC (a)(d)(e)	14,988,638	5
D.R. Horton, Inc.	85,540	6,428
NVR, Inc. (a)	4,903	21,821
		28,254
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	176,169	423,544
Rent the Runway, Inc. Class A (b)	1,602,606	6,939
Revolve Group, Inc. (a)	216,959	6,374
Uber Technologies, Inc. (a)	2,253,132	52,273
		489,130
Multiline Retail - 0.5%
Dollar General Corp.	613,131	135,097
Target Corp.	75,400	12,206
		147,303
Specialty Retail - 0.5%
Aritzia, Inc. (a)	160,884	4,696
Industria de Diseno Textil SA	1,045,199	25,194
Lowe's Companies, Inc.	444,813	86,872
TJX Companies, Inc.	622,468	39,570
		156,332
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	1,309,066	65,517
LVMH Moet Hennessy Louis Vuitton SE	44,502	28,732
Moncler SpA	103,199	4,952
NIKE, Inc. Class B	234,271	27,843
On Holding AG	53,555	1,106
Tory Burch LLC Class B (a)(d)(e)(f)	1,027,581	45,789
		173,939
TOTAL CONSUMER DISCRETIONARY		1,790,705
CONSUMER STAPLES - 4.1%
Beverages - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.)	114,600	28,131
Diageo PLC	3,985,966	185,193
Monster Beverage Corp. (a)	1,443,383	128,634
The Coca-Cola Co.	6,794,892	430,660
		772,618
Household Products - 0.3%
Kimberly-Clark Corp.	529,000	70,368
The Clorox Co.	34,183	4,969
		75,337
Personal Products - 0.0%
L'Oreal SA (a)	10,418	3,680
Tobacco - 1.2%
Altria Group, Inc.	3,086,372	166,942
Philip Morris International, Inc.	1,765,600	187,595
Swedish Match Co. AB	565,500	5,845
		360,382
TOTAL CONSUMER STAPLES		1,212,017
ENERGY - 8.7%
Energy Equipment & Services - 2.2%
Baker Hughes Co. Class A (b)	6,242,248	224,596
Halliburton Co.	5,414,169	219,274
NOV, Inc.	1,001,321	20,026
Schlumberger Ltd.	3,800,868	174,688
TechnipFMC PLC (a)	1,580,633	13,024
		651,608
Oil, Gas & Consumable Fuels - 6.5%
Antero Resources Corp. (a)	1,651,356	70,810
Canadian Natural Resources Ltd.	3,837,308	253,960
Cheniere Energy, Inc.	138,600	18,956
Chevron Corp.	323,800	56,555
Denbury, Inc. (a)	179,184	13,106
Devon Energy Corp.	646,516	48,424
EOG Resources, Inc.	1,838,325	251,777
EQT Corp.	1,888,180	90,104
Exxon Mobil Corp.	4,502,851	432,274
Hess Corp.	2,697,978	332,040
Neste OYJ	211,500	9,698
Peabody Energy Corp. (a)	170,000	4,014
Pioneer Natural Resources Co.	703,431	195,512
Range Resources Corp. (a)	1,858,916	63,110
Valero Energy Corp.	620,900	80,469
		1,920,809
TOTAL ENERGY		2,572,417
FINANCIALS - 5.0%
Banks - 1.6%
Bank of America Corp.	6,270,543	233,264
Huntington Bancshares, Inc.	635,000	8,814
M&T Bank Corp.	19,848	3,572
Starling Bank Ltd. Series D (a)(d)(e)	7,254,400	21,555
Wells Fargo & Co.	4,734,254	216,687
		483,892
Capital Markets - 1.0%
BlackRock, Inc. Class A	22,661	15,162
Charles Schwab Corp.	686,341	48,113
Intercontinental Exchange, Inc.	1,448,672	148,330
Morgan Stanley	289,971	24,978
Morningstar, Inc.	84,845	21,808
Raymond James Financial, Inc.	460,261	45,331
		303,722
Consumer Finance - 0.3%
American Express Co.	580,066	97,927
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(d)(e)	2,623,697	4,277
Berkshire Hathaway, Inc. Class B (a)	295,975	93,522
New Moda LLC Class 1 (d)	62,880	452
		98,251
Insurance - 1.7%
American Financial Group, Inc.	383,103	54,132
Arthur J. Gallagher & Co.	797,480	129,144
Chubb Ltd.	155,796	32,918
Hartford Financial Services Group, Inc.	451,659	32,750
Marsh & McLennan Companies, Inc.	48,000	7,678
Progressive Corp.	38,559	4,603
The Travelers Companies, Inc.	1,349,127	241,548
		502,773
TOTAL FINANCIALS		1,486,565
HEALTH CARE - 11.0%
Biotechnology - 2.0%
Argenx SE ADR (a)	110,859	34,289
Intellia Therapeutics, Inc. (a)	199,084	9,186
Legend Biotech Corp. ADR (a)	473,698	20,033
Nuvalent, Inc. Class A (a)	89,955	797
Regeneron Pharmaceuticals, Inc. (a)	350,416	232,936
Seagen, Inc. (a)	30,600	4,152
Vertex Pharmaceuticals, Inc. (a)	1,077,342	289,428
		590,821
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	1,508,099	61,847
Figs, Inc. Class A (a)	758,153	6,748
Stryker Corp.	366,724	85,997
		154,592
Health Care Providers & Services - 4.4%
agilon health, Inc. (a)	576,890	11,019
Cardinal Health, Inc.	639,278	36,004
Centene Corp. (a)	2,883,124	234,802
Cigna Corp.	265,400	71,204
Guardant Health, Inc. (a)	136,143	5,579
Humana, Inc.	204,681	92,972
Oak Street Health, Inc. (a)	733,967	13,857
UnitedHealth Group, Inc.	1,713,278	851,122
		1,316,559
Health Care Technology - 0.0%
Inspire Medical Systems, Inc. (a)	30,843	5,454
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	171,258	21,846
Danaher Corp.	307,557	81,140
Thermo Fisher Scientific, Inc.	316,793	179,802
		282,788
Pharmaceuticals - 3.1%
AstraZeneca PLC sponsored ADR	1,961,068	130,372
Bristol-Myers Squibb Co.	508,600	38,374
Eli Lilly & Co.	1,286,352	403,194
Merck & Co., Inc.	1,088,700	100,193
Pfizer, Inc.	1,924,748	102,089
Zoetis, Inc. Class A	852,556	145,727
		919,949
TOTAL HEALTH CARE		3,270,163
INDUSTRIALS - 4.7%
Aerospace & Defense - 1.9%
Airbus Group NV	307,770	36,069
Howmet Aerospace, Inc.	702,075	25,113
Lockheed Martin Corp.	473,711	208,485
Northrop Grumman Corp.	531,467	248,711
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	411,220	28,785
Class C (a)(d)(e)	56,070	3,925
The Boeing Co. (a)	220,077	28,918
		580,006
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	135,612	24,715
Airlines - 0.1%
Copa Holdings SA Class A (a)	71,573	5,060
Delta Air Lines, Inc. (a)	610,157	25,437
Southwest Airlines Co. (a)	145,761	6,685
		37,182
Building Products - 0.3%
Trane Technologies PLC	562,029	77,594
Commercial Services & Supplies - 0.1%
TulCo LLC (a)(d)(e)(f)	42,857	25,075
Construction & Engineering - 0.5%
Fluor Corp. (a)	1,805,858	50,979
Quanta Services, Inc.	934,332	111,186
		162,165
Electrical Equipment - 0.2%
Acuity Brands, Inc.	268,326	46,962
Fluence Energy, Inc. (b)	181,717	1,781
		48,743
Machinery - 1.2%
Caterpillar, Inc.	746,233	161,074
Deere & Co.	486,999	174,239
Otis Worldwide Corp.	347,009	25,817
		361,130
Road & Rail - 0.3%
Canadian Pacific Railway Ltd.	751,607	53,695
Union Pacific Corp.	154,940	34,053
		87,748
TOTAL INDUSTRIALS		1,404,358
INFORMATION TECHNOLOGY - 13.9%
IT Services - 3.4%
Accenture PLC Class A	869,293	259,449
MasterCard, Inc. Class A	1,404,592	502,661
Twilio, Inc. Class A (a)	335,460	35,280
Visa, Inc. Class A	1,010,257	214,346
		1,011,736
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	395,109	40,246
GlobalFoundries, Inc.	863,434	51,538
Lam Research Corp.	49,500	25,741
Marvell Technology, Inc.	7,132,406	421,882
NVIDIA Corp.	737,296	137,668
onsemi (a)	335,700	20,370
Teradyne, Inc.	192,494	21,032
		718,477
Software - 4.9%
Adobe, Inc. (a)	136,093	56,680
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	0
Confluent, Inc. (b)	189,567	4,006
Dynatrace, Inc. (a)	400,339	15,081
Intuit, Inc.	240,474	99,667
Microsoft Corp.	4,382,736	1,191,533
Salesforce.com, Inc. (a)	444,784	71,272
Tenable Holdings, Inc. (a)	306,615	15,423
Zoom Video Communications, Inc. Class A (a)	17,885	1,922
		1,455,584
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	6,411,415	954,275
TOTAL INFORMATION TECHNOLOGY		4,140,072
MATERIALS - 3.3%
Chemicals - 1.1%
Albemarle Corp. U.S.	71,000	18,490
CF Industries Holdings, Inc.	720,114	71,126
Corteva, Inc.	125,593	7,865
DuPont de Nemours, Inc.	124,311	8,435
Nutrien Ltd.	488,930	47,519
Sherwin-Williams Co.	189,029	50,667
The Mosaic Co.	1,747,264	109,466
		313,568
Metals & Mining - 2.2%
Alcoa Corp.	503,651	31,085
Barrick Gold Corp.	2,928,384	60,003
First Quantum Minerals Ltd.	1,466,868	42,469
Franco-Nevada Corp.	37,985	5,373
Freeport-McMoRan, Inc.	4,217,402	164,816
Glencore Xstrata PLC	5,674,456	37,426
Newmont Corp.	4,165,666	282,640
Nucor Corp.	268,203	35,526
		659,338
TOTAL MATERIALS		972,906
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	139,184	35,649
Equity Residential (SBI)	132,406	10,173
Lamar Advertising Co. Class A	308,824	30,249
Prologis (REIT), Inc.	293,100	37,364
SL Green Realty Corp.	896,022	55,347
		168,782
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (a)	73,290	14,462
WeWork, Inc. (a)	2,762,264	20,137
		34,599
TOTAL REAL ESTATE		203,381
UTILITIES - 1.8%
Electric Utilities - 1.6%
Entergy Corp.	766,000	92,165
Exelon Corp.	40,433	1,987
NextEra Energy, Inc.	1,759,090	133,146
PG&E Corp. (a)	310,000	3,782
Southern Co.	3,284,919	248,537
		479,617
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	106,292	7,616
Vistra Corp.	1,878,982	49,549
		57,165
TOTAL UTILITIES		536,782
TOTAL COMMON STOCKS (Cost $13,500,248)		19,207,796

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (d)(e)	28,500	1,052

CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Goop International Holdings, Inc.:
Series C(a)(d)(e)	1,881,874	27,852
Series D(a)(d)(e)	342,241	5,065
		32,917
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(d)(e)	8,512,822	230

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(d)(e)	51,921	36,345

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	145,676	19,513

TOTAL CONVERTIBLE PREFERRED STOCKS		90,057
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(d)(e)	38,589,900	1,115
Series 1D(a)(d)(e)	40,824,742	1,180
		2,295
TOTAL PREFERRED STOCKS (Cost $68,735)		92,352

Convertible Bonds - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	1,371	1,588
4% 6/12/27 (d)(e)	354	410
Cost ($1,725)		1,998

Fixed-Income Funds - 32.8%
	Shares	Value ($) (000s)
Fidelity High Income Central Fund (h)	15,113,827	1,611,738
Fidelity Investment Grade Bond Central Fund (h)	79,079,172	8,147,527
TOTAL FIXED-INCOME FUNDS (Cost $10,330,116)		9,759,265

Money Market Funds - 2.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (i)	654,803,301	654,934
Fidelity Securities Lending Cash Central Fund 0.82% (i)(j)	23,727,156	23,730
TOTAL MONEY MARKET FUNDS (Cost $678,664)		678,664

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,579,488)	29,740,075
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,484)
NET ASSETS - 100.0%	29,729,591

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $223,881,000 or 0.8% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	10,000
Atom Tickets LLC	8/15/17	15,152
Blu Investments LLC	5/21/20	26
ByteDance Ltd. Series E1	11/18/20	15,962
Get Heal, Inc. Series B	11/07/16	2,597
Goop International Holdings, Inc. Series C	12/15/17	20,000
Goop International Holdings, Inc. Series D	6/21/19	5,000
Neutron Holdings, Inc.	2/04/21	42
Neutron Holdings, Inc. Series 1C	7/03/18 - 1/25/19	7,056
Neutron Holdings, Inc. Series 1D	7/03/18 - 1/25/19	9,900
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	1,371
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	354
Reddit, Inc. Series E	5/18/21	1,211
Space Exploration Technologies Corp. Class A	9/11/17	5,551
Space Exploration Technologies Corp. Class C	9/11/17	757
Space Exploration Technologies Corp. Series H	8/04/17	7,009
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,909
Tory Burch LLC Class B	12/31/12 - 5/14/15	65,946
TulCo LLC	8/24/17 - 12/14/17	14,533

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	502,155	5,350,211	5,197,432	714	-	-	654,934	1.2%
Fidelity High Income Central Fund	1,883,486	71,048	203,351	71,049	462	(139,907)	1,611,738	83.7%
Fidelity Investment Grade Bond Central Fund	8,061,621	1,112,764	70,957	143,881	1,983	(957,884)	8,147,527	24.4%
Fidelity Securities Lending Cash Central Fund 0.82%	114,179	1,099,059	1,189,508	181	-	-	23,730	0.1%
Total	10,561,441	7,633,082	6,661,248	215,825	2,445	(1,097,791)	10,437,929

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
LiveOne, Inc.	23,263	-	60	-	(57)	(17,496)	5,650
Total	23,263	-	60	-	(57)	(17,496)	5,650

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.